UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	02-28-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

February 28, 2011

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.6%
ALABAMA — 1.8%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25(1)	$ 2,500,000	$ 2,523,275
Selma Industrial Development Board Gulf Opportunity Zone Rev., Series 2010 A, (International Paper Co.), 5.80%, 5/1/34(1)	1,500,000	1,494,180
		4,017,455
ARIZONA — 3.3%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	500,000	549,075
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29(1)	3,015,000	2,616,658
Quailwood Meadows Community Facilities District GO, 6.00%, 7/15/22(2)	1,120,000	1,007,843
Quailwood Meadows Community Facilities District GO, 6.125%, 7/15/29(2)	2,000,000	1,682,380
Sundance Community Facilities District GO, 6.25%, 7/15/29(2)	395,000	368,057
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(2)	765,000	684,752
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	516,000	424,601
		7,333,366
CALIFORNIA — 8.1%
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	2,000,000	2,040,920
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	2,000,000	1,919,720
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,231,441
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,019,220
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	2,075,000	1,385,602
Independent Cities Finance Auth. Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40(1)	4,000,000	3,723,480
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)(2)	1,000,000	936,140
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	227,052
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	260,000	233,345
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	978,500
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,445,400
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39(2)	1,545,000	1,557,654
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.75%, 3/3/11 (LOC: BNP Paribas)(1)	200,000	200,000
		17,898,474
COLORADO — 7.8%
Arkansas River Power Auth. Rev., 5.00%, 10/1/20(1)	1,815,000	1,833,241
Colorado Health Facilities Auth. Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	469,215
Colorado Springs Hospital Rev., (Memorial Health System), 6.25%, 12/15/33(1)	2,000,000	2,065,300
Denver Health & Hospital Auth. Healthcare Rev., Series 2009 A, 6.25%, 12/1/33(1)	3,645,000	3,644,562
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	3,000,000	2,631,030

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24(1)	$ 3,000,000	$ 2,564,910
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 12/1/25	1,500,000	1,473,285
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	923,280
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(3)	1,800,000	895,140
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(3)	1,500,000	746,085
		17,246,048
CONNECTICUT — 0.3%
Connecticut Development Auth. Industrial Rev., (AFCO Cargo Buildings LLC), 8.00%, 4/1/30	1,000,000	652,550
DELAWARE — 0.7%
Delaware State Economic Development Auth. Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31(1)	1,500,000	1,445,010
FLORIDA — 9.7%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39(1)	3,000,000	2,873,490
Broward County Educational Facilities Auth. Rev., Series 2008 A, (Nova Southeastern University), VRDN, 0.29%, 3/1/11 (LOC: Bank of America N.A.)(1)	2,300,000	2,300,000
Capital Trust Agency Rev., Series 2010 A, (Air Cargo-aero Miami), 5.35%, 7/1/29	2,500,000	2,299,950
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	2,040,000	1,956,890
Florida Development Finance Corp. Educational Facilities Rev., Series 2010 A, (Renaissance Charter School), 6.00%, 9/15/30	1,390,000	1,229,650
Hillsborough County Industrial Development Health Facilities Auth. Rev., Series 2008 B, (University Community Hospital), 8.00%, 8/15/19, Prerefunded at 101% of Par(1)(4)	1,500,000	2,047,500
Miami-Dade County Health Facilities Auth. Rev., Series 2008 A2, (Miami Children's Hospital), VRDN, 4.55%, 8/1/13 (NATL)(1)	2,000,000	2,086,240
Mid-Bay Bridge Auth. Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40(1)	2,000,000	1,998,840
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,566,030
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	985,350
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,139,399
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	1,000,000	909,910
		21,393,249
GEORGIA — 4.9%
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39(1)	3,000,000	3,089,670
De Kalb County Hospital Antic Auth. Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	800,000	746,000
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23(1)	3,000,000	3,319,950
Marietta Development Auth. Rev., (Life University, Inc.), 7.00%, 6/15/39(1)	4,000,000	3,743,760
		10,899,380
GUAM — 1.9%
Guam Government Department of Education COP., Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30(1)	1,000,000	937,940
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	1,700,000	1,776,330
Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25(1)	1,500,000	1,460,115
		4,174,385

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

HAWAII — 0.7%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	$ 1,500,000	$ 1,658,940
ILLINOIS — 9.8%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,192,844
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22(1)	3,000,000	3,001,320
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(3)	4,966,000	2,604,270
Illinois Finance Auth. Rev., (Navistar International Recovery Zone Facility), 6.50%, 10/15/40(1)	1,500,000	1,521,270
Illinois Finance Auth. Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30(1)	1,500,000	1,620,495
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation-McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(5)	2,100,000	549,654
Pingree Grove Special Service Area No. 7 Special Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%, 3/1/36	3,320,000	2,810,446
Railsplitter Tobacco Settlement Auth. Rev., 6.00%, 6/1/28(1)	1,000,000	980,950
Volo Village Special Service Area No. 3 Special Tax Rev., Series 2006-1, (Symphony Meadows), 6.00%, 3/1/36	3,300,000	2,513,544
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	5,885,000	4,962,762
		21,757,555
INDIANA — 1.0%
Indiana Finance Auth. Rev., (United States Steel Corp.), 6.00%, 12/1/26(1)	1,250,000	1,241,813
Indiana Finance Auth. Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39(1)	1,000,000	953,760
		2,195,573
LOUISIANA — 0.7%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40(1)	1,500,000	1,498,860
MARYLAND — 3.9%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	923,290
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	5,000,000	4,823,050
Maryland Economic Development Corp. Facilities Rev., (CNX Marine Terminals, Inc.), 5.75%, 9/1/25(1)	1,000,000	940,320
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	903,100
Maryland Industrial Development Financing Auth. Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	932,450
		8,522,210
MICHIGAN — 1.0%
Flint Hospital Building Auth. Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,198,988
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39(1)	990,000	997,989
		2,196,977
MINNESOTA — 0.1%
St. Paul Port Auth. Rev., Series 2005-7, (Public Radio), VRDN, 0.24%, 3/1/11 (LOC: JPMorgan Chase Bank N.A.)	200,000	200,000
MISSOURI — 1.7%
370/Missouri Bottom Road/Taussig Road Transportation Development District Rev., 7.20%, 5/1/33	860,000	783,021

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Kirkwood Industrial Development Auth. Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	$ 3,000,000	$ 3,030,150
		3,813,171
NEBRASKA — 1.4%
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20(2)	3,000,000	3,007,320
NEVADA — 2.7%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	1,320,000	1,166,141
Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.10%, 10/1/22(1)	1,105,000	1,073,883
Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.20%, 10/1/25(1)	350,000	334,138
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13(1)	1,220,000	1,224,502
Las Vegas Improvement District No. 808 & 810 Special Assessment Rev., Series 2007 23B, (Summerlin Village), 6.125%, 6/1/31	2,000,000	1,601,280
Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.45%, 12/1/11	670,000	672,405
		6,072,349
NEW JERSEY — 2.6%
New Jersey Economic Development Auth. Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	2,565,960
New Jersey Economic Development Auth. Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15(2)	2,000,000	1,924,080
New Jersey Educational Facilities Auth. Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,321,296
		5,811,336
NEW MEXICO — 1.4%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,231,574
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,185,000	997,533
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33(1)	1,000,000	901,680
		3,130,787
NEW YORK — 4.5%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	800,000	783,088
Nassau County Industrial Development Agency Continuing Care Retirement Community Rev., Series 2007 A, (Amsterdam at Harborside), 6.50%, 1/1/27	2,500,000	2,347,100
New York State Dormitory Auth. Rev., (Orange Regional Medical Center), 6.25%, 12/1/37(1)	4,250,000	3,922,495
Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32(1)	1,000,000	898,830
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36(1)	2,000,000	1,966,320
		9,917,833
NORTH CAROLINA — 5.3%
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.50%, 1/1/26(1)	2,000,000	2,047,140
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	4,645,000	5,242,022
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17(1)	4,000,000	4,547,680
		11,836,842

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

OHIO — 1.5%
Ohio Higher Educational Facilities Commission Rev., (Ashland University), 6.25%, 9/1/24	$ 1,925,000	$ 1,897,434
Pinnacle Community Infrastructure Financing Facilities Auth. Rev., Series 2004 A, 6.25%, 12/1/36(1)	1,800,000	1,356,660
		3,254,094
OKLAHOMA — 1.4%
Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23(1)	750,000	667,328
Tulsa County Industrial Auth. Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,405,600
		3,072,928
OREGON — 1.5%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37(2)	2,330,000	1,987,840
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	1,300,000	1,328,379
		3,316,219
PENNSYLVANIA — 3.9%
Allegheny County Industrial Development Auth. Rev., (Environmental Improvements), 6.75%, 11/1/24(1)	1,000,000	1,021,570
Allegheny County Industrial Development Auth. Rev., (Environmental Improvements), 6.875%, 5/1/30(1)	1,000,000	1,016,170
Allegheny County Redevelopment Auth. Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,352,280
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,083,680
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	1,440,000	1,558,426
Philadelphia Municipal Auth. Lease Rev., 6.50%, 4/1/39(1)	1,500,000	1,544,325
		8,576,451
PUERTO RICO — 0.7%
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	1,500,000	1,464,435
SOUTH CAROLINA — 0.6%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	1,475,000	1,335,863
TEXAS — 7.1%
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39(1)	1,000,000	988,170
Love Field Airport Modernization Corp. Special Tax Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40(1)	1,000,000	895,270
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	5,300,000	5,583,497
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Air Force Village), 6.375%, 11/15/44	2,500,000	2,366,100
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,053,040
Texas Public Finance Auth. Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40(1)	1,500,000	1,422,900
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,453,980
		15,762,957
U.S. VIRGIN ISLANDS — 1.6%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,021,360
Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	1,500,000	1,424,790
		3,446,150

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

VIRGINIA — 2.2%
Peninsula Town Center Community Development Auth. Rev., 6.45%, 9/1/37	$ 3,000,000	$ 2,680,470
Virginia Small Business Financing Auth. Rev., (Virginia State University Real Estate Foundation), VRDN, 0.23%, 3/1/11 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	1,000,000	1,100,860
		4,781,330
WASHINGTON — 0.1%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL)(1)	250,000	277,960
WISCONSIN — 1.8%
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	1,200,000	1,221,876
Wisconsin Health & Educational Facilities Auth. Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/34	2,000,000	1,815,560
Wisconsin Health & Educational Facilities Auth. Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,004,730
		4,042,166
WYOMING — 0.9%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39(1)	2,000,000	2,076,580
TOTAL INVESTMENT SECURITIES — 98.6%
(Cost $229,371,287)		218,086,803
OTHER ASSETS AND LIABILITIES — 1.4%		3,183,725
TOTAL NET ASSETS — 100.0%		$221,270,528

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
39	U.S. Long Bond	June 2011	$4,693,406	$13,319

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
246	U.S. Treasury 2-Year Notes	June 2011	$53,701,031	$(62,072)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $58,395,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,156,066, which represented 5.9% of total net assets.

(3)	Security is in default.
(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$229,371,287
Gross tax appreciation of investments	$ 4,328,926
Gross tax depreciation of investments	(15,613,410)
Net tax appreciation (depreciation) of investments	$(11,284,484)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Intermediate-Term Tax-Free Bond Fund

(formerly Tax-Free Bond Fund)

February 28, 2011

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.7%
ALABAMA — 0.2%
East Central Industrial Development Auth. Rev., 5.25%, 9/1/13 (Ambac)(1)	$ 810,000	$812,673
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	645,000	687,383
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	790,000	841,911
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	840,000	895,196
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	1,035,000	1,103,010
		4,340,173
ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)	1,875,000	1,629,356
ARIZONA — 4.5%
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 4.00%, 4/1/12(1)	1,275,000	1,307,194
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 5.00%, 4/1/21(1)	1,000,000	1,009,640
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 1.01%, 4/1/11, resets quarterly at 67% of the 3-month LIBOR plus 0.81% with no caps(1)	7,500,000	4,805,625
Arizona Health Facilities Auth. Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15(1)	3,000,000	3,216,060
Arizona School Facilities Board Rev., (State School Improvement), 5.50%, 7/1/11, Prerefunded at 100% of Par (1)(2)	1,750,000	1,781,010
Arizona State University COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)	1,935,000	2,064,858
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/11(1)	1,000,000	1,008,400
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/12(1)	1,000,000	1,028,600
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/13(1)	1,880,000	1,953,959
Arizona Tourism & Sports Auth. Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17, Partially Prerefunded at 100% of Par (NATL)(1)(2)	2,000,000	2,075,920
Arizona Water Infrastructure Finance Auth. Rev., Series 2010 A, 5.00%, 10/1/18(1)	3,000,000	3,482,520
Arizona Water Infrastructure Finance Auth. Rev., Series 2010 A, (Water Quality), 5.00%, 10/1/30(1)	5,000,000	5,186,900
Energy Management Services LLC Rev., (Arizona State University-Main Campus), 4.50%, 7/1/11 (NATL)(1)	1,910,000	1,937,408
Energy Management Services LLC Rev., (Arizona State University-Main Campus), 4.50%, 7/1/12 (NATL)(1)	2,130,000	2,234,796
Glendale Industrial Development Auth. Rev., Series 2001 A, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101 % of Par(2)	500,000	510,815
Maricopa County Gilbert Unified School District No. 41 GO, 5.75%, 7/1/11 (AGM)(1)	1,155,000	1,176,414
Maricopa County Phoenix Union High School District No. 210 GO, 4.75%, 7/1/11 (AGM)(1)	1,445,000	1,466,603
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/11(1)	2,415,000	2,440,671
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/12(1)	2,000,000	2,076,360
Maricopa County Scottsdale Unified School District No. 48 GO, 6.60%, 7/1/12(1)	1,000,000	1,075,370

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	$ 5,000,000	$5,490,750
Mohave County Industrial Development Auth. Rev., Series 2004 A, (Mohave Prison, LLC), 5.00%, 4/1/14 (XLCA)(1)(2)	1,655,000	1,853,335
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL)(1)	1,815,000	2,024,360
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40(1)	3,000,000	2,706,120
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	1,750,000	1,911,980
Phoenix Civic Improvement Corp. Water System Rev., (Junior Lien), 5.50%, 7/1/19 (NATL/FGIC)(1)	1,000,000	1,053,460
Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)	1,070,000	1,302,939
Phoenix Industrial Development Auth. Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)(1)	1,750,000	1,733,165
Pima County Indian Oasis Elementary School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	920,000	962,200
Pima County Indian Oasis-Baboquivari Unified School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/13 (NATL)(1)	280,000	290,800
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,710,000	1,895,877
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,800,000	1,987,038
Pima County Tucson School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)	885,000	924,542
Pima County Tucson School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)(2)	1,715,000	1,809,342
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)(2)	775,000	910,462
Pinal County COP, 4.75%, 6/1/11, Prerefunded at 101% of Par (Ambac)(1)(2)	820,000	837,425
Pinal County COP, 5.00%, 12/1/25(1)	3,920,000	3,835,642
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16(1)	1,000,000	1,005,690
Salt River Agricultural Improvement & Power Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38(1)	4,900,000	4,896,080
Salt River Agricultural Improvement & Power Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	4,060,000	4,050,662
South Tucson Municipal Property Corp. Rev., 5.50%, 6/1/11, Prerefunded at 100% of Par(1)(2)	3,085,000	3,125,383
University of Arizona COP, Series 2002 A, 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,505,000	1,596,670
		88,043,045
CALIFORNIA — 16.0%
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	6,215,000	6,716,488
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,777,198
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22(1)	3,000,000	3,290,100
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	10,000,000	10,938,700
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	10,000,000	11,025,200
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	5,000,000	5,678,100
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15(1)	3,750,000	4,198,687

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	$ 3,500,000	$3,766,350
California GO, 5.00%, 10/1/16(1)	10,000,000	11,192,700
California GO, 5.00%, 10/1/18(1)	10,000,000	11,092,000
California GO, 5.75%, 4/1/31(1)	16,630,000	17,188,103
California GO, 6.00%, 4/1/38(1)	5,000,000	5,169,450
California GO, 5.50%, 11/1/39(1)	10,000,000	9,934,900
California GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	8,000,000	8,692,080
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	2,300,000	2,320,010
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	35,000	44,362
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,090,000	2,272,164
California Health Facilities Financing Auth. Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22(1)	5,725,000	5,853,240
California Health Facilities Financing Auth. Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39(1)	2,500,000	2,366,300
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22(1)	5,000,000	5,216,950
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	10,000,000	10,204,600
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,231,441
California Municipal Finance Auth. Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,452,900
California Public Works Board Lease Rev., Series 2009 A, (Department General Services-Buildings 8 & 9), 6.25%, 4/1/34(1)	4,000,000	4,061,800
California Public Works Board Lease Rev., Series 2009 G1, 5.00%, 10/1/16(1)	10,000,000	10,713,500
California Public Works Board Lease Rev., Series 2009 I1, 5.375%, 11/1/22(1)	8,000,000	8,232,880
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	14,500,000	15,333,170
California Statewide Communities Development Auth. Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14(1)	2,000,000	2,110,580
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	8,000,000	8,706,720
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)(2)	230,000	246,367
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)	845,000	886,616
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)(2)	430,000	484,085
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)(1)	1,570,000	1,698,442
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)(1)	3,510,000	3,967,950
Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	1,725,000	1,769,212
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	3,000,000	1,799,850
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)	1,070,000	1,133,611
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/11, Prerefunded at 101% of Par (Ambac)(2)	1,170,000	1,202,210
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	1,830,000	1,840,413

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20(1)	$ 2,250,000	$ 2,443,950
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,650,200
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18(1)	2,300,000	2,557,117
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20(1)	6,065,000	6,580,828
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21(1)	6,520,000	6,963,947
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)(2)	2,200,000	2,514,116
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	2,300,000	2,319,366
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)(1)	2,300,000	2,520,156
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)(1)	2,500,000	2,700,475
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)(1)	5,000,000	5,324,950
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16(1)	1,000,000	1,121,590
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17(1)	1,500,000	1,685,010
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	5,099,562
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)(1)	1,000,000	1,100,370
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	4,700,000	5,016,921
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	6,600,000	7,075,002
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/22(1)	2,000,000	2,152,440
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/23(1)	3,000,000	3,177,930
San Francisco City and County Airports Commission Rev., Series 2008-34F, 5.00%, 5/1/17 (AGC)(1)	4,140,000	4,620,944
San Francisco Uptown Parking Corp. Rev., (Union Square), 5.50%, 7/1/15 (NATL)(1)	1,830,000	1,881,002
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/20 (NATL)(1)	1,000,000	1,035,530
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/31 (NATL)(1)	2,000,000	2,062,860
San Marcos Public Facilities Auth. Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)(1)	1,525,000	1,507,920
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,047,759
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	2,800,000	2,937,172
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	10,000,000	10,000,000
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	9,000,000	9,260,730
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	5,300,000	4,569,872
		313,737,148
COLORADO — 2.0%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (NATL)(1)	1,100,000	1,164,592
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40(1)	1,250,000	1,107,312
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16(1)	760,000	764,142
Colorado Health Facilities Auth. Rev., (Catholic Health Initiatives), 6.00%, 10/1/23(1)	1,500,000	1,651,365
Colorado Health Facilities Auth. Rev., (Yampa Valley Medical Center), 5.00%, 9/15/11(1)	1,280,000	1,298,189

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Colorado Health Facilities Auth. Rev., Series 2006 B, (Longmont United Hospital), 5.00%, 12/1/20 (Radian)(1)	$ 1,000,000	$ 978,030
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/16(1)	50,000	51,456
Compark Business Campus Metropolitan District GO, Series 2007 A, 5.30%, 12/1/22 (Radian)(1)	1,095,000	923,216
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21(1)	2,500,000	2,703,625
Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,089,630
El Paso County School District No. 8 & Fountain-Fort Carson School District Finance Corp. COP, 4.25%, 12/15/13 (Ambac)(1)	1,020,000	1,033,046
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21(1)	2,000,000	2,203,720
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	3,658,320
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	4,807,634
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	2,825,028
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,340,920
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,338,708
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,318,002
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,409,280
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	923,280
University of Colorado Regents COP, 6.00%, 6/1/12, Prerefunded at 100% of Par (NATL-IBC)(1)(2)	5,000,000	5,323,150
University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	1,200,000	1,242,576
		39,155,221
CONNECTICUT — 1.4%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL)(1)(2)	2,150,000	2,455,966
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/13(1)	5,000,000	5,380,700
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14(1)	3,900,000	4,308,720
Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-IBC)(1)	4,000,000	4,485,080
Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)	5,000,000	5,572,300
Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)	1,595,000	1,815,764
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL)(1)	2,660,000	2,878,333
		26,896,863
DISTRICT OF COLUMBIA — 1.4%
District of Columbia Rev., (Gonzaga College High School), 5.20%, 7/1/12 (AGM)(1)	1,155,000	1,164,991
District of Columbia Rev., Series 2010 A, 5.00%, 12/1/19(1)	5,000,000	5,795,450
District of Columbia Rev., Series 2010 C, VRN, 0.44%, 3/3/11(1)	10,000,000	10,001,300
District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, (Subordinated Lien), 5.00%, 10/1/34 (AGC)(1)	1,200,000	1,201,824
Metropolitan Washington Airports Auth. Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39(1)	5,000,000	4,724,000

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	$ 4,600,000	$ 5,190,088
		28,077,653
FLORIDA — 4.0%
Citizens Property Insurance Corp. Rev., Series 2008 A1, (Second High Risk Notes), 5.00%, 6/1/11(1)	2,500,000	2,528,175
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	5,800,000	6,061,928
Collier County School Board COP, 5.50%, 2/15/12 (AGM)(1)	1,475,000	1,534,929
Florida Hurricane Catastrophe Fund Finance Corp. Rev., Series 2008 A, 5.00%, 7/1/13(1)	10,000,000	10,547,500
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,166,120
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,717,446
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16(1)	1,000,000	1,062,490
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18(1)	900,000	936,360
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)(1)	1,000,000	947,940
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)(1)	2,000,000	1,956,360
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL/FGIC)(1)	1,235,000	1,251,932
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	10,000,000	10,019,100
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL)(1)	650,000	707,480
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)(1)	4,650,000	4,782,711
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41(1)	3,000,000	2,632,860
Miami-Dade County GO, (Double Barreled Aviation), 5.00%, 7/1/17(1)	500,000	561,050
Miami-Dade County School Board COP, Series 2001 C, 5.50%, 10/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,030,140
Orange County School Board COP, Series 2002 A, 5.50%, 8/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,875,000	2,007,525
Orlando & Orange County Expressway Auth. Rev., (Junior Lien), 6.50%, 7/1/11 (NATL/FGIC)(1)	450,000	458,586
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	2,000,000	2,015,140
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)(2)	1,000,000	1,164,210
Palm Beach County Health Facilities Auth. Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)(1)	6,250,000	5,821,563
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,566,030
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,202,387
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,004,701
Sumter County School Board COP, 5.50%, 7/2/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,000,000	1,066,840
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)(2)	430,000	487,990
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	603,282
Tampa Bay Water Utility System Rev., 5.00%, 10/1/38(1)	1,690,000	1,652,803
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)(1)	340,000	375,047
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)(1)	1,000,000	1,185,610
		79,056,235
GEORGIA — 3.8%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	1,200,000	1,287,060

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Atlanta Rev., Series 2009 A, 6.00%, 11/1/27(1)	$ 5,000,000	$ 5,331,750
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28(1)	3,000,000	3,179,580
Burke County Development Auth. Pollution Control Rev., Series 2007 B, (Oglethorpe Power Corp. Vogtle), VRDN, 4.75%, 4/1/11 (NATL)(1)	3,210,000	3,221,973
De Kalb County Hospital Antic Auth. Rev., (De Kalb Medical Center, Inc.), 6.125%, 9/1/40	2,450,000	2,284,625
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	1,250,000	1,289,163
Georgia GO, Series 2009 G, 5.00%, 11/1/16(1)	2,000,000	2,334,100
Georgia GO, Series 2009 I, 5.00%, 7/1/16(1)	10,000,000	11,614,200
Georgia GO, Series 2009 I, 5.00%, 7/1/19(1)	10,000,000	11,818,600
Georgia Municipal Electric Auth. Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17(1)	5,000,000	5,678,800
Georgia Municipal Electric Auth. Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26(1)	4,800,000	5,038,800
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (NATL-IBC) (Bank of New York)(1)	190,000	197,459
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (NATL-IBC) (Bank of New York)(1)(2)	60,000	63,069
Georgia Road & Tollway Auth. Rev., Series 2008 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/16(1)	6,350,000	7,262,368
Georgia Road & Tollway Auth. Rev., Series 2009 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/21(1)	4,000,000	4,468,840
LaGrange Water & Sewerage Rev., 5.00%, 1/1/12 (Ambac)(1)	2,000,000	2,069,180
Marietta Development Auth. Rev., (Life University, Inc.), 6.25%, 6/15/20(1)	1,035,000	998,868
Private Colleges & Universities Auth. Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35(1)	1,000,000	1,003,780
Putnam County Development Auth. Pollution Control Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.30%, 3/1/11	6,000,000	6,000,000
		75,142,215
GUAM — 0.2%
Guam Government Department of Education COP., Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40(1)	1,500,000	1,405,080
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	2,850,000	2,950,092
		4,355,172
HAWAII — 0.4%
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15(1)	1,000,000	1,126,560
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	800,000	739,392
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40(1)	3,500,000	3,118,710
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21(1)	3,000,000	3,389,730
		8,374,392
IDAHO — 0.0%
Idaho Health Facilities Auth. Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)(1)	250,000	237,988
ILLINOIS — 5.4%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)(1)	2,000,000	2,147,780
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20(1)	1,235,000	1,233,975
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	5,000,000	5,095,250
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14(1)	1,050,000	1,130,577
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15(1)	1,250,000	1,351,213
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16(1)	1,300,000	1,401,465
Chicago O'Hare International Airport Rev., Series 1993 A, (Senior Lien), 5.00%, 1/1/12 (NATL-IBC)(1)	4,000,000	4,123,400
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (AGM)(1)	2,310,000	2,381,263

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (AGM)(1)	$ 2,200,000	$ 2,315,830
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)(1)	4,000,000	4,275,960
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)(1)	600,000	617,622
Chicago Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)(1)	1,015,000	1,093,794
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)(1)	1,250,000	1,235,138
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)(1)	1,000,000	970,040
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)(1)	2,000,000	2,224,040
Illinois Development Finance Auth. Rev., Series 2001 B, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	400,000	408,344
Illinois Finance Auth. Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,484,022
Illinois Finance Auth. Rev., (Little Co. of Mary Hospital and Health Care Centers), 5.375%, 8/15/40(1)	1,000,000	871,960
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	5,000,000	5,374,150
Illinois Finance Auth. Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29(1)	5,000,000	5,148,500
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	1,665,000	1,702,895
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14(1)	1,000,000	1,027,200
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,021,120
Illinois Finance Auth. Student Housing Rev., Series 2006 B, (Educational Advancement Fund, Inc.), 5.00%, 5/1/11(1)	1,800,000	1,806,120
Illinois GO, 5.50%, 8/1/15 (NATL)(1)	1,795,000	1,922,607
Illinois GO, 5.00%, 1/1/17 (AGM)(1)	9,800,000	10,263,932
Illinois GO, 5.00%, 1/1/20(1)	1,000,000	1,002,060
Illinois Health Facilities Auth. Rev., Series 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)	500,000	504,365
Illinois Sales Tax Rev., 5.00%, 6/15/17(1)	3,000,000	3,278,970
Illinois State Toll Highway Auth. Rev., Series 2010 A1, 5.00%, 1/1/25(1)	5,000,000	5,020,950
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)(2)	930,000	1,097,716
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation-McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(3)	48,370,000	12,660,364
Metropolitan Pier & Exposition Auth. Rev., Series 2010 B2, (Taxable - McCormick), 5.00%, 6/15/50(1)	2,750,000	2,291,823
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,035,000	1,079,422
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,145,000	1,194,143
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/18 (NATL)(1)	75,000	77,578
Railsplitter Tobacco Settlement Auth. Rev., 5.00%, 6/1/17(1)	6,000,000	6,086,460
Regional Transportation Auth. Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)(1)	940,000	1,113,045
Rock Island-Mercer et al Counties Community College District No. 503 GO, Series 2008 A, (Black Hawk College), 4.00%, 12/1/11 (Ambac)(1)	1,000,000	1,022,180
Southwestern Illinois Development Auth. Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL)(1)	1,000,000	1,042,600
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,482,779
		105,582,652
INDIANA — 1.2%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)(1)	1,000,000	1,022,950
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)(1)	1,520,000	1,707,446
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)(1)	1,600,000	1,775,568

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)(1)	$ 1,680,000	$ 1,839,197
Indiana Finance Auth. Lease Rev., Series 2008 A1, 5.00%, 11/1/16(1)	5,000,000	5,595,550
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.25%, 1/1/24(1)	2,545,000	2,674,948
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	1,600,000	1,675,920
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15(1)	690,000	771,820
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15, Prerefunded at 100% of Par(1)	75,000	76,265
Indianapolis Local Public Improvement Bond Bank Rev., Series 2002 A, (Water Works), 5.00%, 7/1/12 (NATL)(1)	1,435,000	1,512,892
Mount Vernon of Hancock County Multi-School Building Corp. Rev., Series 2001 B, (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,500,000	1,530,315
Valparaiso Middle Schools Building Corp. Rev., (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (FGIC)(1)(2)	1,650,000	1,684,122
Zionsville Community Schools Building Corp. Rev., (First Mortgage), 5.75%, 1/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,047,040
		22,914,033
IOWA — 0.4%
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13(1)	1,485,000	1,469,467
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14(1)	1,950,000	1,910,747
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16(1)	1,690,000	1,621,487
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22(1)	2,500,000	2,755,500
		7,757,201
KANSAS — 0.4%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16(1)	4,500,000	5,221,440
Wichita Hospital Facilities Rev., Series 2001 III, 5.25%, 11/15/13(1)	1,280,000	1,320,845
Wichita Hospital Facilities Rev., Series 2001 III, 5.50%, 11/15/16(1)	1,195,000	1,227,838
		7,770,123
KENTUCKY — 0.5%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20(1)	4,000,000	4,499,280
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,141,570
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,297,350
		8,938,200
LOUISIANA — 0.5%
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)(1)	1,105,000	1,116,039
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)(1)	1,205,000	1,248,633
Louisiana Public Facilities Auth. Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (CIFG)(1)	1,465,000	1,466,875
New Orleans Aviation Board Gulf Opportunity Zone Rev., Series 2010 A, (Passenger Facility Charge), 5.25%, 1/1/41(1)	2,000,000	1,840,640
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/17 (AGM)(1)	1,000,000	1,117,590
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/19 (AGM)(1)	1,000,000	1,110,980
Regional Transit Auth. Sales Tax Rev., 5.00%, 12/1/20 (AGM)(1)	1,250,000	1,380,075
		9,280,832

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

MAINE — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)(1)	$ 1,795,000	$ 1,708,122
MARYLAND — 1.6%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	903,100
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15(1)	10,000,000	11,450,300
Maryland GO, Series 2009 C, (State & Local Facilities Loan), 5.00%, 11/1/16(1)	10,000,000	11,676,400
Maryland Health & Higher Educational Facilities Auth. Rev., (Doctors Community Hospital), 5.75%, 7/1/38	2,400,000	1,993,680
Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins Health System), VRDN, 3.65%, 11/15/11(1)	1,000,000	1,022,410
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/12(1)	270,000	282,647
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/13(1)	1,565,000	1,671,107
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38(1)	1,645,000	1,693,823
		30,693,467
MASSACHUSETTS — 3.9%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	3,300,000	3,408,273
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	1,750,000	1,539,685
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17(1)	1,760,000	1,809,650
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14(1)	5,000,000	5,133,700
Massachusetts Development Finance Agency Rev., Series 2010 A, (Emerson College), 5.00%, 1/1/40(1)	4,175,000	3,752,490
Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (AGM)(1)	10,000,000	10,813,200
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14(1)	2,500,000	2,799,925
Massachusetts GO, Series 2010 A, VRN, 0.64%, 3/3/11(1)	5,000,000	5,000,000
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	5,000,000	4,194,150
Massachusetts Health & Educational Facilities Auth. Rev., Series 1992 F, (Massachusetts General Hospital), 6.25%, 7/1/12 (Ambac)(1)(2)	340,000	348,857
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14(1)	5,000,000	5,626,600
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	6,800,000	7,236,288
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	10,000,000	11,282,900
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35(1)	2,000,000	1,869,980
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20(1)	1,500,000	1,517,775
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21(1)	1,050,000	1,048,246
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(1)	2,050,000	1,819,416
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23(1)	1,000,000	1,048,730

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24(1)	$ 6,000,000	$ 6,247,620
		76,497,485
MICHIGAN — 1.6%
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)(1)	1,265,000	1,330,907
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)(1)	1,545,000	1,737,924
Michigan Higher Education Facilities Auth. Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26(1)	2,345,000	2,310,927
Michigan State Building Auth. Rev., Series 2003 I, (Facilities Program), 5.25%, 10/15/11 (AGM)(1)	5,000,000	5,134,800
Michigan State Building Auth. Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20(1)	4,000,000	4,313,840
Pontiac City School District GO, 5.00%, 5/1/13 (XLCA)(1)	145,000	150,095
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)(1)	1,210,000	1,242,912
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)(1)	1,425,000	1,450,892
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)(1)	1,370,000	1,369,178
Taylor GO, 5.00%, 9/1/11 (NATL)(1)	575,000	587,449
Wayne Charter County Airport Rev., Series 2002 C, 5.00%, 12/1/11 (NATL/FGIC)(1)	2,010,000	2,073,697
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (NATL/FGIC)(1)	2,215,000	2,341,831
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (NATL/FGIC)(1)	2,335,000	2,451,703
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL/FGIC)(1)	3,000,000	3,134,910
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL/FGIC)(1)	2,000,000	2,069,240
		31,700,305
MINNESOTA — 1.0%
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	10,000,000	10,931,600
Minnesota Higher Education Facilities Auth. Rev., Series 2005-6G, (St. John University), 5.00%, 10/1/12(1)	1,500,000	1,585,545
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,026,303
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	2,909,060
Minnesota Higher Education Facilities Auth. Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,322,562
		19,775,070
MISSISSIPPI — 0.9%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)(1)	1,565,000	1,712,971
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)(1)	1,645,000	1,808,694
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)(1)	1,000,000	1,041,290
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)(1)	4,620,000	4,902,605
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27(1)	5,000,000	5,138,250
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)(1)	1,195,000	1,334,457
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)(1)	1,940,000	2,141,585
		18,079,852

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

MISSOURI — 0.8%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL)(1)	$ 1,425,000	$ 1,592,723
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,074,680
Missouri Highways & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13(1)	3,030,000	3,303,942
Missouri Highways & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18(1)	2,700,000	3,140,559
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL)(1)	3,145,000	3,352,570
Platte County Industrial Development Auth. Rev., (Zona Rosa Retail), 5.00%, 12/1/32(1)	1,000,000	982,350
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)(1)	1,000,000	1,048,150
		15,494,974
MONTANA — 0.0%
Montana Finance Auth. Health Care Facility Rev., (Kalispell Regional Medical Center), 5.00%, 7/1/35(1)	655,000	618,851
NEBRASKA — 0.4%
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (AGM)(1)	2,000,000	2,144,260
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20(1)	2,500,000	2,739,025
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21(1)	3,000,000	3,275,220
		8,158,505
NEVADA — 0.2%
Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (Radian)(1)	1,000,000	879,800
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,550,000	1,645,418
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,865,000	1,979,809
		4,505,027
NEW HAMPSHIRE — 0.3%
New Hampshire Health & Education Facilities Auth. Rev., (Dartmouth-Hitchcock), 5.00%, 8/1/40(1)	2,000,000	1,893,920
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/11(1)	855,000	866,089
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/12(1)	180,000	184,941
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13(1)	1,030,000	1,061,353
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18(1)	1,960,000	2,019,604
		6,025,907
NEW JERSEY — 4.4%
New Jersey Economic Development Auth. Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33(1)	110,000	105,273
New Jersey Economic Development Auth. Rev., Series 2010 DD1, (School Facility Construction), 5.00%, 12/15/18(1)	5,000,000	5,341,800
New Jersey GO, 5.00%, 8/1/14(1)	5,000,000	5,532,750
New Jersey GO, 5.00%, 6/1/17(1)	4,500,000	5,078,295
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15(1)	7,000,000	7,825,160
New Jersey Health Care Facilities Auth. Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	1,050,000	907,400

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

New Jersey Health Care Facilities Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(1)	$ 1,725,000	$ 1,658,846
New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18(1)	7,300,000	8,073,362
New Jersey State Turnpike Auth. Rev., Series 2009 G, 5.00%, 1/1/18(1)	1,700,000	1,881,118
New Jersey Transit Corp. COP, 5.00%, 10/1/12 (AGM)(1)	4,235,000	4,473,049
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)(1)	5,595,000	6,033,704
New Jersey Transportation Trust Fund Auth. Rev., Series 2003 B2, 5.00%, 12/15/16(1)	10,000,000	10,938,400
New Jersey Transportation Trust Fund Auth. Rev., Series 2004 B, 5.25%, 12/15/12 (NATL/FGIC)(1)	7,400,000	7,892,100
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	15,000,000	16,062,900
New Jersey Transportation Trust Fund Auth. Rev., Series 2010 D, 5.00%, 12/15/17(1)	4,750,000	5,106,345
		86,910,502
NEW MEXICO — 0.4%
New Mexico Finance Auth. State Transportation Rev., 5.00%, 6/15/17(1)	1,000,000	1,157,160
New Mexico Finance Auth. State Transportation Rev., 5.00%, 6/15/18(1)	3,000,000	3,491,040
New Mexico Finance Auth. State Transportation Rev., 4.00%, 6/15/19(1)	2,000,000	2,180,400
San Juan County Gross Receipts Tax Rev., Series 2001 A, 5.75%, 9/15/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,415,000	1,471,147
		8,299,747
NEW YORK — 10.7%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	3,700,000	3,621,782
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/13(1)	4,000,000	4,333,320
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.25%, 11/15/23(1)	5,000,000	5,638,500
Metropolitan Transportation Auth. Rev., Series 2010 G, 5.00%, 11/15/19(1)	1,750,000	1,926,400
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Secured Sales Tax), 5.00%, 11/15/21(1)	1,800,000	2,012,328
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Secured Sales Tax), 5.00%, 11/15/23(1)	1,500,000	1,640,070
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,548,437
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39(1)	8,500,000	8,379,045
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG1, (Second General Resolution), 5.00%, 6/15/39(1)	5,000,000	4,928,850
New York City Transitional Finance Auth. Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	8,500,000	9,105,285
New York City Transitional Finance Auth. Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/19(1)	8,000,000	8,865,040
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	1,700,000	1,735,275
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	4,000,000	3,954,640
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(1)(2)	5,000,000	5,510,750
New York GO, Series 2004 D, 5.00%, 11/1/17 (AGM)(1)	5,195,000	5,674,914
New York GO, Series 2006 J1, 5.00%, 6/1/18(1)	4,000,000	4,406,560
New York GO, Series 2008 J1, 5.00%, 8/1/13(1)	5,855,000	6,381,189
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	1,700,000	1,702,737
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	2,600,000	2,943,720
New York GO, Series 2009 H1, 5.00%, 3/1/17(1)	3,000,000	3,397,050
New York GO, Series 2009 H1, 5.00%, 3/1/22(1)	7,000,000	7,555,240
New York GO, Series 2009 J1, 5.00%, 5/15/22(1)	6,570,000	7,099,279

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

New York GO, Series 2010 E, 5.00%, 8/1/19(1)	$4,555,000	$ 5,167,329
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	10,000,000	11,608,200
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	1,000,000	1,036,080
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,756,305
New York State Dormitory Auth. Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-IBC)(1)	1,440,000	1,611,749
New York State Dormitory Auth. Rev., Series 2005 F, 5.00%, 3/15/12 (AGM)(1)	1,000,000	1,047,590
New York State Dormitory Auth. Rev., Series 2008 B, 5.75%, 3/15/36(1)	10,000,000	10,658,600
New York State Dormitory Auth. Rev., Series 2009 A, 5.25%, 2/15/25(1)	8,825,000	9,549,003
New York State Dormitory Auth. Rev., Series 2009 A, 5.00%, 2/15/39(1)	4,000,000	3,931,880
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	1,200,000	1,170,648
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/21(1)	1,785,000	1,837,247
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	2,750,000	2,805,385
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14(1)	1,100,000	1,190,024
New York State Thruway Auth. Rev., Series 2009 A1, 5.00%, 4/1/23(1)	3,000,000	3,196,980
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15(1)	3,000,000	3,437,460
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/17(1)	7,000,000	8,094,520
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	3,150,000	3,264,030
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL/FGIC)(1)	710,000	745,436
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20(1)	850,000	830,000
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	2,600,000	2,534,220
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17(1)	1,000,000	1,057,860
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18(1)	1,000,000	1,046,580
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20(1)	1,250,000	1,286,800
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26(1)	1,175,000	1,142,969
Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15(1)	5,000,000	5,603,950
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	10,000,000	9,844,400
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	8,000,000	8,428,240
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	3,040,000	2,836,806
		211,080,702
NORTH CAROLINA — 1.5%
Charlotte GO, 5.00%, 8/1/19(1)	2,000,000	2,312,960
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17(1)	1,000,000	1,165,250
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20(1)	2,060,000	2,443,696
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	3,050,865
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,226,239

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26(1)	$ 5,600,000	$ 5,524,624
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15(1)	3,000,000	3,281,070
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	640,000	696,173
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	1,360,000	1,464,625
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19(1)	2,500,000	2,806,025
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20(1)	2,000,000	2,216,340
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30(1)	1,800,000	1,819,656
		30,007,523
OHIO — 1.8%
American Municipal Power-Ohio, Inc., Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	1,000,000	1,092,470
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19(1)	2,450,000	2,583,231
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,254,719
Milford Exempt Village School District GO, (School Improvements), 6.00%, 12/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,700,000	1,772,964
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/11(1)	1,005,000	1,028,899
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12(1)	1,365,000	1,454,216
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19(1)	5,000,000	5,700,300
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20(1)	750,000	884,093
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27(1)	2,000,000	2,074,680
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	4,000,000	4,577,120
Ohio Water Development Auth. Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)(2)	2,000,000	2,323,460
Ohio Water Development Auth. Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13(1)	5,895,000	6,525,175
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)(2)	1,505,000	1,655,545
Tri Valley Local School District GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,550,000	1,652,300
		34,579,172
OKLAHOMA — 0.6%
Comanche County Hospital Auth. Rev., 5.00%, 7/1/11 (Radian)(1)	705,000	711,387
Comanche County Hospital Auth. Rev., 5.00%, 7/1/12 (Radian)(1)	1,225,000	1,262,166
Oklahoma Development Finance Auth. Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)	3,000,000	3,233,280
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/13(1)	1,610,000	1,676,767
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/14(1)	1,730,000	1,791,951
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/15(1)	1,710,000	1,763,130
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/16(1)	2,130,000	2,187,915
		12,626,596

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

OREGON — 0.3%
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	$ 2,900,000	$ 2,963,307
Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)(1)	2,840,000	3,077,112
		6,040,419
PENNSYLVANIA — 6.0%
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/11(1)	4,000,000	4,091,800
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12(1)	6,210,000	6,573,223
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	1,500,000	1,640,910
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.75%, 9/1/14(1)	2,250,000	2,309,918
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(2)	1,150,000	1,444,699
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)(2)	2,580,000	3,388,082
Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)	1,155,000	1,308,915
Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)	1,830,000	2,113,668
Geisinger Auth. Health System Rev., VRN, 0.97%, 5/2/11, resets quarterly at 67% of the 3-month LIBOR plus 0.77% with no caps(1)	5,000,000	3,201,900
Oxford Area School District GO, Series 2001 A, 5.50%, 2/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,048,910
Pennsylvania Economic Development Financing Auth. Rev., (NHS-AVS, LLC), VRDN, 0.23%, 3/1/11 (LOC: Commerce Bank)(1)	3,500,000	3,500,000
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,209,200
Pennsylvania GO, 5.00%, 7/1/19(1)	15,000,000	17,458,650
Pennsylvania GO, 5.375%, 7/1/18 (AGM)(1)	1,070,000	1,272,048
Pennsylvania Higher Educational Facilities Auth. Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,159,620
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16(1)	5,000,000	5,613,550
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22(1)	10,000,000	10,445,200
Philadelphia Gas Works Rev., 5.25%, 8/1/40(1)	2,700,000	2,468,421
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17(1)	1,000,000	1,092,970
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	1,415,000	1,371,008
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/16(1)	10,000,000	11,002,200
Philadelphia Water & Wastewater Rev., Series 2010 A, 5.00%, 6/15/17 (AGM)(1)	5,000,000	5,545,800
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)(1)	15,805,000	17,303,946
Scranton Parking Auth. Rev., 5.00%, 6/1/22 (Radian)(1)	1,270,000	1,218,146
Westmoreland County Municipal Auth. Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)(2)	4,500,000	5,202,765
		116,985,549
PUERTO RICO — 4.4%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/12(1)	4,000,000	4,136,360
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	12,550,000	13,239,999
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44(1)	1,750,000	1,626,678
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/25(1)	5,000,000	4,881,550
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/26(1)	2,100,000	2,039,562
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	1,975,000	1,927,580
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17(1)	5,000,000	5,142,500

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17(1)	$ 2,675,000	$ 2,799,949
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)	3,020,000	3,164,718
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	3,000,000	2,798,790
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	17,750,000	18,088,670
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	4,000,000	4,240,040
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16(1)	2,000,000	2,047,040
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)	1,750,000	1,835,628
Puerto Rico Municipal Finance Agency GO, Series 2005 A, 5.00%, 8/1/11(1)	3,700,000	3,759,755
Puerto Rico Public Buildings Auth. Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,681,800
Puerto Rico Public Buildings Auth. Rev., Series 2007 M, (Government Facilities), 5.50%, 7/1/12(1)	2,000,000	2,086,200
Puerto Rico Public Buildings Auth. Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36(1)	6,700,000	7,101,933
		86,598,752
RHODE ISLAND — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL)(1)(2)	2,000,000	2,433,180
SOUTH CAROLINA — 1.5%
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (CIFG)(1)	1,060,000	1,133,935
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (CIFG)(1)	2,260,000	2,390,673
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (CIFG)(1)	1,450,000	1,517,382
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (CIFG)(1)	3,000,000	3,105,150
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)(2)	625,000	789,406
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL/FGIC)(1)	875,000	1,049,886
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	140,000	169,758
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	375,000	434,453
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	485,000	588,092
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16(1)	5,000,000	5,468,550
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17(1)	3,000,000	3,285,510
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	2,700,000	2,445,309
South Carolina Ports Auth. Rev., 4.00%, 7/1/15(1)	1,000,000	1,057,100
South Carolina Ports Auth. Rev., 5.00%, 7/1/16(1)	2,695,000	2,966,090
Spartanburg County Health Services District, Inc. Hospital Rev., 5.50%, 4/15/16 (AGM)(1)	1,095,000	1,125,375
Tobacco Settlement Revenue Management Auth. Rev., 5.00%, 6/1/18(1)	990,000	992,020
		28,518,689
TENNESSEE — 0.5%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)	2,280,000	2,326,717
Johnson City Health & Educational Facilities Board Hospital Rev., (Mountain States Health Alliance), 6.00%, 7/1/38(1)	1,750,000	1,630,195
Memphis Electric System Rev., 5.00%, 12/1/15(1)	2,500,000	2,841,525
Memphis Electric System Rev., 5.00%, 12/1/16(1)	1,000,000	1,150,690

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Tennessee State School Board Auth. Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33(1)	$1,000,000	$ 1,030,290
		8,979,417
TEXAS — 6.5%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34(1)	3,325,000	3,437,451
Canadian River Municipal Water Auth. Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)(1)	1,000,000	1,082,900
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL)(1)	2,035,000	2,048,451
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)(1)	1,000,000	1,148,730
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14(1)	680,000	766,911
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15(1)	2,185,000	2,495,248
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19(1)	2,250,000	2,604,195
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24(1)	1,000,000	1,016,570
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)(1)	2,000,000	2,255,640
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)(1)	1,115,000	1,238,352
Garza County Public Facility Corp. Rev., 5.00%, 10/1/11(1)	610,000	616,582
Garza County Public Facility Corp. Rev., 5.00%, 10/1/13(1)	2,015,000	2,076,578
Garza County Public Facility Corp. Rev., 5.25%, 10/1/14(1)	1,115,000	1,155,865
Garza County Public Facility Corp. Rev., 5.25%, 10/1/15(1)	1,225,000	1,269,872
Garza County Public Facility Corp. Rev., 5.25%, 10/1/16(1)	1,145,000	1,179,568
Garza County Public Facility Corp. Rev., 5.50%, 10/1/16(1)	1,000,000	1,042,380
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16(1)	1,000,000	1,029,420
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18(1)	2,500,000	2,824,675
Harris County Rev., Series 2009 C, 5.00%, 8/15/17(1)	5,000,000	5,725,700
Hays Consolidated Independent School District GO, 6.32%, 8/15/11 (PSF-GTD)(1)(2)(3)	700,000	698,362
Hays Consolidated Independent School District GO, 6.32%, 8/15/11 (PSF-GTD)(1)(3)	2,300,000	2,295,952
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,295,000	1,389,121
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,750,000	1,877,190
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39(1)	4,000,000	4,009,240
Houston GO, Series 2009 A, (Public Improvement), 5.00%, 3/1/21(1)	10,000,000	11,187,800
Houston Utility System Rev., Series 2010 C, (Comb-First Lien), 5.00%, 11/15/18(1)	7,500,000	8,639,550
Laredo Community College District Combined Fee Rev., 5.25%, 8/1/35 (AGM)(1)	690,000	676,938
Live Oak GO, 5.25%, 8/1/22 (NATL)(1)	1,630,000	1,677,205
Lone Star College System GO, 5.00%, 8/15/21(1)	1,000,000	1,147,940
Lone Star College System GO, 5.00%, 8/15/22(1)	2,650,000	2,998,687
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	800,000	896,640
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/22(1)	1,000,000	1,074,620
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/23(1)	3,435,000	3,634,333
Lower Colorado River Auth. Rev., (LCRA Transportation Services), 5.00%, 5/15/24(1)	2,000,000	2,092,280
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14(1)	2,000,000	2,127,720
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15(1)	1,000,000	1,102,960
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16(1)	2,000,000	2,220,560

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)(2)	$ 1,740,000	$ 1,965,104
North Texas Tollway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	9,500,000	10,008,155
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)(1)	550,000	656,249
San Antonio Electric & Gas Rev., (Junior Lien), VRDN, 1.15%, 12/3/12(1)	2,750,000	2,751,320
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)	2,120,000	2,257,249
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16(1)	1,000,000	1,009,650
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources), 5.00%, 11/15/40(1)	5,000,000	4,527,550
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15(1)	1,000,000	1,114,540
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20(1)	1,500,000	1,662,720
Texas Public Finance Auth. Charter School Finance Corp. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)	400,000	414,844
Texas Public Finance Auth. Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14(1)	5,000,000	5,582,950
Texas State Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16(1)	5,000,000	5,618,950
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,085,030
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,282,106
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	750,000	707,250
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	1,265,000	1,412,562
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL)(1)	1,000,000	1,174,540
		127,992,955
U.S. VIRGIN ISLANDS — 0.8%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	6,950,000	7,354,351
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Senior Lien), 5.00%, 10/1/25(1)	7,250,000	7,155,098
Virgin Islands Water & Power Auth. Rev., Series 2007 A, 5.00%, 7/1/24(1)	1,500,000	1,460,730
		15,970,179
UTAH — 0.9%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)(1)	2,550,000	2,583,941
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20(1)	3,500,000	3,732,295
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)(2)	645,000	726,734
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,820,000	1,880,424
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,915,000	1,978,578
Utah County Municipal Building Auth. Lease Rev., 5.50%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,034,880
Utah GO, Series 2009 C, 5.00%, 7/1/18(1)	4,000,000	4,718,520
West Valley City Sales Tax Rev., Series 2001 A, 5.50%, 7/15/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,305,000	1,330,748
		17,986,120

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

VERMONT — 0.2%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)(1)	$ 4,290,000	$ 4,697,979
VIRGINIA — 1.1%
Fairfax County COP., 5.30%, 4/15/23(1)	1,500,000	1,610,205
Norfolk Redevelopment & Housing Auth. Rev., (Old Dominion University), VRDN, 0.28%, 3/1/11 (LOC: Bank of America N.A.)(1)	2,500,000	2,500,000
Pittsylvania County GO, Series 2001 B, 5.75%, 3/1/11, Prerefunded at 102% of Par (NATL/School Bond Reserve Fund)(1)(2)	1,115,000	1,137,813
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	5,100,000	5,341,995
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	5,120,000	5,950,771
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22(1)	4,150,000	4,677,258
		21,218,042
WASHINGTON — 3.1%
Benton County Public Utility District No. 1 Electric Rev., Series 2001 A, 5.625%, 11/1/19 (AGM)(1)	1,000,000	1,027,760
Cowlitz County Kelso School District No. 458 GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,000,000	1,066,000
Energy Northwest Electric Rev., Series 2002 A, (Columbia Generating Station), 5.75%, 7/1/18 (NATL)(1)	3,500,000	3,695,335
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating Station), 6.00%, 7/1/18 (Ambac)(1)	10,000,000	10,624,300
Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating Station), 5.00%, 7/1/12(1)	2,375,000	2,514,579
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18(1)	3,000,000	3,530,520
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18(1)	5,115,000	5,934,576
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL)(1)	1,750,000	1,809,693
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL)(1)	1,000,000	1,096,650
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)(2)	1,555,000	1,696,147
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL/School Bond Guarantee)(1)	1,000,000	1,121,700
Mason County School District No. 309 Shelton GO, 5.625%, 12/1/11, Prerefunded at 100% of Par (FGIC/School Bond Guarantee)(1)(2)	1,260,000	1,310,501
Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,042,920
Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,120,000	1,168,070
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22(1)	1,000,000	1,079,490
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19(1)	5,000,000	5,783,000
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/17 (NATL/FGIC/School Bond Guarantee)(1)	6,690,000	7,515,747
Washington GO, Series 1990 A, 6.75%, 2/1/15(1)	825,000	914,265
Washington Health Care Facilities Auth. Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)(1)	4,500,000	4,461,570
Whitman County Pullman School District No. 267 GO, 5.625%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,500,000	1,595,670
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL/School Bond Guarantee)(1)	1,675,000	1,867,290
		60,855,783
WISCONSIN — 0.7%
Wisconsin Clean Water Rev., Series 1991-1, 6.875%, 6/1/11(1)	710,000	720,075

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.50%, 11/15/22(1)	$ 4,655,000	$ 4,978,941
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	5,800,000	5,905,734
Wisconsin Health & Educational Facilities Auth. Rev., Series 2010 B, (Aurora Health Care), 5.00%, 7/15/13	2,000,000	2,096,440
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	500,000	579,390
		14,280,580
TOTAL INVESTMENT SECURITIES — 98.7%
(Cost $1,899,986,088)		1,940,607,953
OTHER ASSETS AND LIABILITIES — 1.3%		24,907,442
TOTAL NET ASSETS — 100.0%		$1,965,515,395

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
687	U.S. Long Bond	June 2011	$82,676,156	$234,611

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2,169	U.S. Treasury 2-Year Notes	June 2011	$473,485,922	$(547,293)

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund Guaranteed
Radian	-	Radian Asset Assurance, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $556,163,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Intermediate-Term Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,899,986,088
Gross tax appreciation of investments	$60,842,248
Gross tax depreciation of investments	(20,220,383)
Net tax appreciation (depreciation) of investments	$40,621,865

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

February 28, 2011

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.5%
ALABAMA — 1.2%
East Alabama Health Care Facilities Auth. Rev., Series 2008 B, VRDN, 5.00%, 9/1/13(1)	$ 500,000	$ 519,665
ARIZONA — 3.3%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	200,000	219,630
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	250,000	273,140
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(1)	635,000	633,539
University Medical Center Corp. Rev., 6.50%, 7/1/39(1)	300,000	306,741
		1,433,050
CALIFORNIA — 16.3%
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/34(1)	400,000	401,420
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	300,000	284,604
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39(1)	200,000	193,346
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	300,000	324,207
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	100,000	113,355
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	100,000	108,069
California GO, 5.625%, 4/1/26(1)	500,000	527,195
California GO, 5.75%, 4/1/27(1)	500,000	527,915
California GO, 5.75%, 4/1/28(1)	500,000	525,190
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	5,000	6,337
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	245,000	266,354
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	300,000	301,731
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.75%, 7/1/40	200,000	184,102
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	300,000	288,579
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	250,000	264,365
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL)	265,000	259,377
Desert Sands Unified School District COP, (Financing), 5.00%, 3/1/18(1)	50,000	52,807
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/17(1)	225,000	221,661
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	200,000	119,990
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/21(1)	250,000	267,920
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	250,000	248,365
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	400,000	403,368
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24(1)	200,000	211,608

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	$ 250,000	$ 222,300
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	290,000	309,555
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	50,000	53,598
San Diego Public Facilities Financing Water Auth. Rev., Series 2010 A, 5.00%, 8/1/23(1)	70,000	74,152
Vernon Electric System Rev., Series 2009 A, 5.50%, 8/1/15(1)	420,000	456,280
		7,217,750
COLORADO — 1.5%
Colorado Health Facilities Auth. Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33(1)	240,000	251,945
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	200,000	184,656
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30(1)	200,000	207,096
		643,697
CONNECTICUT — 0.5%
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (NATL)(1)	200,000	215,400
DELAWARE — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27(1)	100,000	106,959
DISTRICT OF COLUMBIA — 1.0%
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	400,000	451,312
FLORIDA — 2.4%
Citizens Property Insurance Corp. Rev., Series 2010 A1, (Second High Risk Notes), 5.25%, 6/1/17(1)	200,000	209,032
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL)(1)	250,000	238,965
Miami-Dade County Educational Facilities Auth. Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)	200,000	191,974
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	100,000	100,757
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	319,449
		1,060,177
GEORGIA — 3.2%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	274,612
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	202,440
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	500,000	515,665
Georgia Municipal Electric Power Auth. Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)(1)	25,000	26,472
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev., Series 2009 A, 5.00%, 7/1/39(1)	400,000	399,072
		1,418,261
GUAM — 1.0%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	250,000	258,780
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	200,000	184,408
		443,188
HAWAII — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40(1)	200,000	184,848

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

IDAHO — 0.5%
Idaho Health Facilities Auth. Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)(1)	$ 250,000	$ 237,988
ILLINOIS — 7.2%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14(1)	200,000	215,348
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15(1)	200,000	216,194
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/16(1)	200,000	215,610
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	200,000	214,966
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	400,000	409,104
Illinois GO, 5.00%, 1/1/17 (AGM)(1)	200,000	209,468
Illinois GO, Series 2006 A, 5.00%, 6/1/13(1)	475,000	496,133
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation-McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(3)	1,825,000	477,675
Metropolitan Pier & Exposition Auth. Rev., Series 2010 B2, (Taxable - McCormick), 5.00%, 6/15/50(1)	250,000	208,347
Railsplitter Tobacco Settlement Auth. Rev., 5.00%, 6/1/15(1)	250,000	263,893
Railsplitter Tobacco Settlement Auth. Rev., 6.00%, 6/1/28(1)	250,000	245,238
		3,171,976
INDIANA — 1.1%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)(1)	250,000	270,985
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	200,000	209,490
		480,475
KENTUCKY — 1.2%
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28(1)	250,000	262,908
Kentucky Turnpike Auth. Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17(1)	240,000	271,310
		534,218
MARYLAND — 1.0%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19(1)	150,000	156,003
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.00%, 7/1/18(1)	225,000	263,018
		419,021
MASSACHUSETTS — 3.3%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, (Assessment Bonds), 5.25%, 7/1/34(1)	200,000	206,562
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.125%, 7/1/40	250,000	219,955
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24(1)	200,000	214,018
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	200,000	167,766
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	200,000	212,832
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35(1)	250,000	233,748
Massachusetts Health & Educational Facilities Auth. Rev., Series 2010 H, (Winchester Hospital), 5.25%, 7/1/38(1)	250,000	221,880
		1,476,761
MINNESOTA — 1.2%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL/FGIC)(1)	300,000	302,094

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Minnesota GO, 5.00%, 6/1/18(1)	$ 200,000	$ 226,318
		528,412
MISSOURI — 0.6%
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39(1)	250,000	259,335
MONTANA — 0.2%
Montana Facility Finance Auth. Health Care Rev., (Kalispell Regional Medical Center), 5.00%, 7/1/35(1)	95,000	89,757
NEBRASKA — 0.4%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24(1)	150,000	156,882
NEW JERSEY — 5.8%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19(1)	250,000	269,538
New Jersey Economic Development Auth. Rev., Series 1999 B, (El Dorado Terminals), VRDN, 0.21%, 3/1/11 (LOC: Wells Fargo Bank N.A.)	700,000	700,000
New Jersey GO, 5.00%, 6/1/17(1)	200,000	225,702
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15(1)	250,000	279,470
New Jersey Health Care Facilities Auth. Rev., (Hackensack University Medical Center), 5.00%, 1/1/34(1)	200,000	172,838
New Jersey Health Care Facilities Financing Auth. Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31(1)	200,000	192,330
New Jersey State Turnpike Auth. Rev., Series 2009 H, 5.00%, 1/1/36(1)	250,000	242,375
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	205,000	219,526
New Jersey Transportation Trust Fund Auth. Rev., Series 2010 D, 5.00%, 12/15/17(1)	250,000	268,755
		2,570,534
NEW YORK — 17.6%
Long Island Power Auth. Electric System Rev., Series 1998-2B, VRDN, 0.21%, 3/1/11 (LOC: Bayerische Landesbank)	1,000,000	1,000,000
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	250,000	268,148
Long Island Power Auth. Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)(1)	150,000	169,686
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.50%, 11/15/28(1)	250,000	278,985
Metropolitan Transportation Auth. Rev., Series 2010 G, 5.00%, 11/15/19(1)	250,000	275,200
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)	250,000	249,110
New York City Transitional Finance Auth. Rev., Series 2004 D2, (Future Tax Secured Bonds), 5.00%, 11/1/12(1)	215,000	230,310
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	300,000	306,225
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	200,000	197,732
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	300,000	300,483
New York GO, Series 2009 C, 5.00%, 8/1/23(1)	500,000	534,270
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	400,000	452,880
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	250,000	290,205
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	268,308
New York State Dormitory Auth. Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18(1)	300,000	342,846
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	400,000	390,216
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14(1)	400,000	432,736

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

New York State Dormitory Auth. State Personal Income Tax Rev., Series 2008 A, 5.00%, 3/15/19(1)	$ 300,000	$ 341,469
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38(1)	280,000	282,615
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15(1)	120,000	137,498
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22(1)	340,000	368,818
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	250,000	243,675
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	196,888
Troy Capital Resource Corp. Rev., Series 2010 A, (Rensselaer Polytechnic Institute), 5.125%, 9/1/40(1)	250,000	233,290
		7,791,593
NORTH CAROLINA — 2.5%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24(1)	250,000	283,095
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	300,000	327,537
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)(2)	45,000	48,949
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	105,000	113,078
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	300,000	338,559
		1,111,218
OREGON — 1.8%
Clackamas County Hospital Facility Auth. Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35(1)	200,000	200,518
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38(1)	300,000	303,792
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	300,000	306,549
		810,859
PENNSYLVANIA — 4.5%
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.50%, 9/1/11(1)	345,000	347,746
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(2)	500,000	628,130
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)(1)	200,000	213,914
Philadelphia Gas Works Rev., 5.25%, 8/1/40(1)	250,000	228,557
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	300,000	324,672
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	250,000	242,228
		1,985,247
PUERTO RICO — 4.1%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	500,000	527,490
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	250,000	243,997
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	200,000	186,586
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)(1)	525,000	492,807
Puerto Rico Public Buildings Auth. Rev., Series 2009 Q, 5.625%, 7/1/39(1)	400,000	374,488
		1,825,368

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

SOUTH CAROLINA — 0.4%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	$ 175,000	$ 158,492
TENNESSEE — 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15(1)	225,000	256,912
TEXAS — 6.1%
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14(1)	250,000	281,953
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19(1)	250,000	289,355
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38(1)	400,000	392,664
Houston Utility System Rev., Series 2011 A, (First Lien), 5.00%, 11/15/33(4)	250,000	251,415
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	200,000	224,160
North Texas Thruway Auth. Rev., (First Tier), 6.00%, 1/1/38(1)	300,000	299,178
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	225,000	237,035
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31(1)	250,000	246,970
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	252,062
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	250,000	235,750
		2,710,542
UTAH — 1.3%
Utah State Board of Regents Rev., Series 2006 A, (University of Utah Hospital), 5.25%, 8/1/21 (NATL)(1)	250,000	281,805
Utah Transit Auth. Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20(1)	250,000	283,013
		564,818
U.S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25(1)	250,000	246,728
VERMONT — 0.3%
Vermont Educational & Health Buildings Financing Agency Rev., (Middlebury College), 5.00%, 11/1/40(1)	150,000	149,186
VIRGINIA — 1.0%
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	200,000	232,452
Washington County Industrial Development Auth. Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	200,000	220,172
		452,624
WASHINGTON — 1.6%
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30(1)	200,000	201,756
Redmond GO, 5.00%, 12/1/21(1)	250,000	279,267
Washington GO, Series 2008 A, 5.00%, 7/1/20(1)	200,000	225,472
		706,495
WISCONSIN — 2.6%
Milwaukee Redevelopment Auth. Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)(2)	475,000	524,504
Wisconsin Health & Educational Facilities Auth. Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39(1)	300,000	314,625

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	$ 250,000	$ 289,695
		1,128,824
TOTAL MUNICIPAL SECURITIES
(Cost $42,768,126)		43,518,572
MUNICIPAL INVERSE FLOATERS(5) — 0.3%
TEXAS — 0.3%
Texas GO, VRN, Inverse Floater, 9.67%, 9/30/11(1)
(Cost $112,413)	110,000	116,083
TOTAL INVESTMENT SECURITIES — 98.8%
(Cost $42,880,539)		43,634,655
OTHER ASSETS AND LIABILITIES — 1.2%		537,726
TOTAL NET ASSETS — 100.0%		$44,172,381

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
15	U.S. Long Bond	June 2011	$1,805,156	$5,123

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
48	U.S. Treasury 2-Year Notes	June 2011	$10,478,250	$(12,112)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guaranty Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $12,535,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	When-issued security.
(5)
Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$42,880,539
Gross tax appreciation of investments	$1,373,298
Gross tax depreciation of investments	(619,182)
Net tax appreciation (depreciation) of investments	$754,116

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New York Tax-Free Fund

February 28, 2011

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.6%
GUAM — 0.9%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	$ 50,000	$ 52,245
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	200,000	184,408
		236,653
NEW YORK — 95.9%
Albany County Airport Auth. Rev., Series 2010 A, 5.00%, 12/15/20 (AGM)(1)	200,000	215,514
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	250,000	244,715
Erie County Fiscal Stability Auth. Rev., Series 2010 B, (Sales Tax and State Aid Secured Bond), 5.00%, 7/1/17	300,000	343,269
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38(1)	130,000	91,673
Erie County Water Auth. Rev., 5.00%, 12/1/18(1)	300,000	344,823
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47(1)	300,000	252,846
Long Island Power Auth. Electric System Rev., Series 1998-2B, VRDN, 0.21%, 3/1/11 (LOC: Bayerische Landesbank)	300,000	300,000
Long Island Power Auth. Electric System Rev., Series 2003 B, 5.25%, 6/1/13(1)	145,000	157,337
Long Island Power Auth. Electric System Rev., Series 2003 C, 5.25%, 9/1/29 (CIFG)	335,000	347,502
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/11 (NATL)(1)	125,000	125,993
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL)(1)	100,000	111,677
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	385,000	412,947
Metropolitan Transportation Auth. Dedicated Tax Fund Rev., Series 2009 B, 5.00%, 11/15/34(1)	200,000	196,440
Metropolitan Transportation Auth. Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)(1)	200,000	222,032
Metropolitan Transportation Auth. Rev., Series 2003 B, 5.25%, 11/15/21 (NATL/FGIC)(1)	300,000	328,506
Metropolitan Transportation Auth. Rev., Series 2005 A, 5.50%, 11/15/17 (Ambac)(1)	100,000	112,155
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)(1)	305,000	324,901
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.00%, 11/15/26 (Ambac)(1)	100,000	100,221
Metropolitan Transportation Auth. Rev., Series 2005 F, 5.00%, 11/15/15(1)	175,000	193,219
Metropolitan Transportation Auth. Rev., Series 2006 A, 5.00%, 11/15/19(1)	100,000	106,746
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/14(1)	115,000	126,161
Metropolitan Transportation Auth. Rev., Series 2010 D, 5.00%, 11/15/16(1)	100,000	110,847
Metropolitan Transportation Auth. Rev., Series 2010 D, 5.25%, 11/15/40(1)	100,000	95,859
Metropolitan Transportation Auth. Service Contract Rev., Series 2002 A, 5.125%, 1/1/29(1)	200,000	200,848
Nassau County Bridge Auth. Rev., 5.00%, 10/1/40	200,000	194,570
Nassau County GO, Series 2009 E, 4.00%, 6/1/13(1)	100,000	104,659
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20(1)	200,000	212,790
Nassau County Interim Finance Auth. Rev., Series 2005 D, (Sales Tax Secured Bond), 5.00%, 11/15/12 (NATL)(1)	100,000	107,505
Nassau County Interim Finance Auth. Rev., Series 2005 D, (Sales Tax Secured Bond), 4.00%, 11/15/16 (NATL)(1)	110,000	119,485
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.00%, 6/1/35(1)	115,000	81,499

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.125%, 6/1/46(1)	$ 100,000	$ 66,229
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/12 (Ambac)(1)	115,000	117,071
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/20 (Ambac)(1)	185,000	181,557
New York City Industrial Development Agency Rev., Series 2009 A, (New York Stock Exchange), 4.00%, 5/1/12(1)	395,000	409,248
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38(1)	100,000	98,745
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40(1)	225,000	239,092
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 BB, (Second General Resolution), 5.00%, 6/15/27(1)	400,000	417,212
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16(1)	115,000	131,534
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.25%, 6/15/40(1)	135,000	136,300
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG1, (Second General Resolution), 5.00%, 6/15/39(1)	200,000	197,154
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG2, (Second General Resolution), 5.00%, 6/15/35(1)	600,000	597,864
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2010 FF, (Second General Resolution), 5.00%, 6/15/25(1)	315,000	336,590
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2011 EE, (Second General Resolution), 5.375%, 6/15/43(1)	300,000	304,773
New York City Transitional Finance Auth. Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39(1)	100,000	100,861
New York City Transitional Finance Auth. Rev., Series 1998 C, (Future Tax Secured Bonds), VRDN, 0.23%, 3/1/11 (LOC: Bayerische Landesbank)(1)	200,000	200,000
New York City Transitional Finance Auth. Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 11/1/13(1)	145,000	159,723
New York City Transitional Finance Auth. Rev., Series 2009 A, (Future Tax Secured Bonds), 5.00%, 5/1/38(1)	200,000	198,078
New York City Transitional Finance Auth. Rev., Series 2010 I2, (Future Tax Secured Bonds), 5.00%, 11/1/27(1)	300,000	314,028
New York City Transitional Finance Auth. Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(1)	100,000	98,866
New York City Trust for Cultural Resources Rev., Series 2009 A, (Carnegie Hall), 5.00%, 12/1/29(1)	100,000	101,839
New York GO, Series 1994 H3, VRDN, 0.22%, 3/1/11 (AGM) (SBBPA: State Street Bank & Trust Co.)(1)	300,000	300,000
New York GO, Series 2004 G, 5.00%, 8/1/14(1)	180,000	200,016
New York GO, Series 2005 M, 5.00%, 4/1/15 (AGM)(1)	325,000	364,273
New York GO, Series 2008 A, 4.00%, 3/1/13(1)	125,000	132,459
New York GO, Series 2008 B1, 5.25%, 9/1/22(1)	100,000	109,019
New York GO, Series 2008 C, 5.25%, 8/1/17(1)	295,000	338,887
New York GO, Series 2009 C, 5.00%, 8/1/24(1)	250,000	263,753
New York GO, Series 2009 E, 5.00%, 8/1/20(1)	100,000	111,843
New York GO, Series 2009 I1, 5.00%, 4/1/24(1)	200,000	210,732
New York GO, Series 2009 I1, 5.30%, 4/1/27(1)	100,000	104,784
New York GO, Series 2009 I1, 5.375%, 4/1/36(1)	600,000	610,998
New York GO, Series 2009 J1, 5.00%, 5/15/31(1)	200,000	203,286
New York GO, Series 2009 J1, 5.00%, 5/15/36(1)	125,000	123,315
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	200,000	196,200

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

New York State Dormitory Auth. Personal Income Tax Rev., Series 2008 B, 5.00%, 3/15/21(1)	$ 200,000	$ 223,990
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18(1)	215,000	248,310
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 D, 5.00%, 6/15/20(1)	180,000	204,633
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	200,000	207,216
New York State Dormitory Auth. Rev., (Convent of the Sacred Heart), 5.625%, 11/1/35 (AGM)(1)	100,000	100,723
New York State Dormitory Auth. Rev., (Highland Hospital Rochester), 5.20%, 7/1/32(1)	200,000	191,776
New York State Dormitory Auth. Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	214,438
New York State Dormitory Auth. Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24(1)	200,000	204,664
New York State Dormitory Auth. Rev., (Yeshiva University), 5.00%, 9/1/38(1)	200,000	196,044
New York State Dormitory Auth. Rev., Series 1998 C, (Memorial Sloan-Kettering Cancer Center), 5.25%, 7/1/13 (NATL)(1)	100,000	108,670
New York State Dormitory Auth. Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL/FGIC)(1)	100,000	114,633
New York State Dormitory Auth. Rev., Series 2008 A2, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26(1)	300,000	306,261
New York State Dormitory Auth. Rev., Series 2008 B, (New York University), 5.00%, 7/1/22(1)	100,000	107,554
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30(1)	100,000	100,318
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	400,000	390,216
New York State Dormitory Auth. Rev., Series 2009 A, (University of Rochester), 5.00%, 7/1/21(1)	100,000	109,215
New York State Dormitory Auth. Rev., Series 2010 A, (Cornell University), 5.00%, 7/1/40(1)	150,000	150,602
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/21(1)	250,000	257,317
New York State Dormitory Auth. Rev., Series 2010 A, (Mount Sinai Hospital), 5.00%, 7/1/22(1)	250,000	255,035
New York State Dormitory Auth. Rev., Series 2011 A, (NYU Hospitals Center), 6.00%, 7/1/40(1)	150,000	150,091
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29(1)	130,000	135,318
New York State Local Government Assistance Corp. Rev., Series 2008 A, (Senior Lien), 5.00%, 4/1/20(1)	225,000	253,213
New York State Local Government Assistance Corp. Rev., Series 2008 C, (Senior Lien), 5.00%, 4/1/15(1)	265,000	300,939
New York State Power Auth. Rev., Series 2007 C, 5.00%, 11/15/14 (NATL)(1)	130,000	146,298
New York State Thruway Auth. Highway & Bridge Trust Fund Rev., Series 2002 A, 5.25%, 4/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	100,000	105,340
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL/FGIC)(1)	245,000	262,932
New York State Thruway Auth. Rev., Series 2007 H, 5.00%, 1/1/14 (NATL)(1)	150,000	163,387
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2010 A, 5.00%, 4/1/26(1)	200,000	208,524
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21(1)	100,000	110,104
New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28(1)	275,000	286,234
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	200,000	207,240

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15(1)	$ 170,000	$ 191,962
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15(1)	200,000	228,420
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/35(1)	200,000	198,180
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38(1)	235,000	230,688
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Forty-Ninth Series), 5.00%, 11/15/21(1)	100,000	108,496
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Sixty-Third Series), 5.00%, 7/15/32(1)	275,000	277,962
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20(1)	150,000	146,471
Port Auth. of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42(1)	150,000	146,205
Rome City School District GO, 5.00%, 6/15/13 (NATL/FGIC)	100,000	107,841
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)(1)	100,000	101,435
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/32 (Ambac)(1)	300,000	302,406
Saratoga County Water Auth. Rev., (Water System), 5.00%, 9/1/33(1)	200,000	201,556
South Colonie Central School District GO, 5.00%, 6/15/17	100,000	113,998
Syracuse GO, Series 2010 A, (Public Improvement), 5.00%, 12/15/17 (AGM)(1)	200,000	225,352
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21(1)	400,000	427,392
Town of Hempstead Local Development Corp. Rev., Series 2009 B, (Adelphi University), 5.25%, 2/1/39(1)	200,000	195,690
Triborough Bridge & Tunnel Auth. Rev., Series 2002 B, 5.25%, 11/15/12(1)	85,000	91,573
Triborough Bridge & Tunnel Auth. Rev., Series 2008 A, 5.00%, 11/15/20(1)	200,000	221,644
Triborough Bridge & Tunnel Auth. Rev., Series 2008 A, 5.00%, 11/15/33(1)	250,000	250,807
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	196,888
Triborough Bridge & Tunnel Auth. Rev., Series 2008 D, 5.00%, 11/15/14(1)	100,000	110,968
Triborough Bridge & Tunnel Auth. Rev., Series 2009 A2, 4.00%, 11/15/15(1)	200,000	218,026
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	250,000	263,383
United Nations Development Corp. Rev., Series 2009 A, 5.00%, 7/1/25	100,000	102,984
White Plains School District GO, 4.25%, 6/15/16 (AGC)	100,000	111,862
		24,356,492
PUERTO RICO — 1.8%
Puerto Rico Electric Power Auth. Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL)(1)	250,000	254,417
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37(1)	200,000	198,646
		453,063
TOTAL INVESTMENT SECURITIES — 98.6%
(Cost $25,124,763)		25,046,208
OTHER ASSETS AND LIABILITIES — 1.4%		356,611
TOTAL NET ASSETS — 100.0%		$25,402,819

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
9	U.S. Long Bond	June 2011	$1,083,094	$3,074

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
28	U.S. Treasury 2-Year Notes	June 2011	$6,112,313	$(7,065)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $7,196,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,124,763
Gross tax appreciation of investments	$254,848
Gross tax depreciation of investments	(333,403)
Net tax appreciation (depreciation) of investments	$(78,555)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

February 28, 2011

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.4%
ALABAMA — 0.8%
Troy Health Care Auth. Rev., (Southeast Rural Health), VRDN, 0.36%, 3/3/11 (LOC: Troy Bank and Trust Co. and FHLB)	$ 2,075,000	$ 2,075,000
CALIFORNIA — 19.0%
Alameda County Industrial Development Auth. Rev., (BAT Properties LLC), VRDN, 0.46%, 3/3/11 (LOC: Bank of the West)	4,100,000	4,100,000
California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11	6,500,000	6,517,851
California Statewide Communities Development Auth. Rev., (Trinity Children & Family), VRDN, 0.48%, 3/1/11 (LOC: Citizens Business Bank and California State Teacher's Retirement)	620,000	620,000
Los Angeles Tax & Rev. Anticipation Notes GO, 2.00%, 5/31/11	6,500,000	6,519,319
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, Series 2010 A, 2.00%, 6/30/11	3,000,000	3,013,134
Riverside County Rev., (Teeter Notes), 2.00%, 10/12/11	2,680,000	2,701,312
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.45%, 3/3/11 (LOC: Landesbank Baden-Wurttemberg)	13,800,000	13,800,000
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.75%, 3/3/11 (LOC: BNP Paribas)	9,870,000	9,870,000
		47,141,616
COLORADO — 2.3%
Avon Industrial Development Rev., (Kroger Co.), VRDN, 0.33%, 3/1/11 (LOC: U.S. Bank N.A.)	2,745,000	2,745,000
Thornton Industrial Development Rev., (Kroger Co.), VRDN, 0.33%, 3/1/11 (LOC: U.S. Bank N.A.)	2,900,000	2,900,000
		5,645,000
DELAWARE — 6.9%
Delaware Health Facilities Auth. Rev., (Beebe Medical Center), VRDN, 0.40%, 3/3/11 (LOC: PNC Bank N.A.)	17,125,000	17,125,000
FLORIDA — 4.9%
DeSoto County Industrial Development Rev., (Tremron, Inc.), VRDN, 0.35%, 3/3/11 (LOC: Branch Banking & Trust)	2,000,000	2,000,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.30%, 3/1/11	6,500,000	6,500,000
JP Morgan Chase Trust Rev., Series 2009-3439, (PUTTERs/DRIVERs), VRDN, 0.36%, 3/3/11 (AGM-CR/XLCA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
		12,195,000
GEORGIA — 7.8%
Clayton County Multi-Family Housing Auth. Rev., Series 1990 B, (Kimberly Forest), VRDN, 1.03%, 3/2/11 (AGM) (SBBPA: Societe Generale)	6,155,000	6,155,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 C, (Villa Rouge Apartments), VRDN, 1.03%, 3/2/11 (AGM) (SBBPA: Societe Generale)	6,955,000	6,955,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 D, (Kings Arms Apartments), VRDN, 1.03%, 3/2/11 (AGM) (SBBPA: Societe Generale)	3,315,000	3,315,000
Savannah Economic Development Auth. Rev., (YMCA of Coastal Georgia, Inc.), VRDN, 0.52%, 3/1/11 (LOC: Bank of America N.A.)	1,460,000	1,460,000
Stephens County Development Auth. Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.61%, 3/3/11	1,520,000	1,520,000
		19,405,000
HAWAII — 0.4%
Hawaii State Department of Budget & Finance Rev., Series 1999 A, (Palama Meat Co.), VRDN, 0.42%, 3/3/11 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

ILLINOIS — 7.0%
Illinois Development Finance Auth. Rev., (Solomon Schechter Day School), VRDN, 0.55%, 3/1/11 (LOC: Bank of America N.A.)(1)	$ 4,250,000	$ 4,250,000
Illinois Finance Auth. Rev., (Merit School of Music), VRDN, 0.55%, 3/1/11 (LOC: Bank of America N.A.)	1,900,000	1,900,000
Illinois Finance Auth. Rev., (Village of Oak Park Residence), VRDN, 0.55%, 3/1/11 (LOC: Bank of America N.A.)(1)	4,000,000	4,000,000
Illinois Housing Development Auth. Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.66%, 3/3/11 (LOC: First National Bank and FHLB)	1,925,000	1,925,000
McCook Rev., Series 1996 A, (St. Andrew Society), VRDN, 0.55%, 3/1/11 (LOC: Northern Trust Company)	600,000	600,000
McCook Rev., Series 1996 B, (St. Andrew Society), VRDN, 0.55%, 3/1/11 (LOC: Northern Trust Company)	1,700,000	1,700,000
Quincy Rev., (Blessing Hospital), VRDN, 0.26%, 3/1/11 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Rock Island County Metropolitan Airport Auth. Rev., (Elliott Aviation), VRDN, 0.49%, 3/1/11 (LOC: U.S. Bank N.A.)	2,155,000	2,155,000
		17,430,000
INDIANA — 2.2%
Indiana Finance Auth. Industrial Development Rev., (TTP, Inc.), VRDN, 0.46%, 3/1/11 (LOC: Bank of America N.A.)(1)	2,135,000	2,135,000
Indiana Health Facility Financing Auth. Rev., (Stone Belt Arc, Inc.), VRDN, 0.48%, 3/2/11 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
Jasper County Industrial Development Rev., (Newberry Farms LLC), VRDN, 0.46%, 3/1/11 (LOC: Farm Credit Services of America and Bank of the West)	2,800,000	2,800,000
		5,335,000
IOWA — 2.1%
Iowa Finance Auth. Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.33%, 3/1/11	4,000,000	4,000,000
Iowa Finance Auth. Industrial Development Rev., (Embria Health Sciences), VRDN, 0.42%, 3/3/11 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
		5,300,000
KANSAS — 0.9%
Hutchinson Industrial Development Rev., (Kroger Co.), VRDN, 0.33%, 3/1/11 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Shawnee Private Activity Rev., (Simmons Co.), VRDN, 0.42%, 3/2/11 (LOC: Wells Fargo Bank N.A.)(1)	1,310,000	1,310,000
		2,310,000
KENTUCKY — 0.8%
Murray Industrial Building Rev., (Kroger Co.), VRDN, 0.33%, 3/1/11 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Winchester Industrial Building Rev., (Kroger Co.), VRDN, 0.33%, 3/1/11 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
		2,000,000
LOUISIANA — 2.2%
Louisiana Local Government Environmental Facilities & Community Development Auth. Rev., (Hollybrook Enterprises LLC), VRDN, 0.41%, 3/1/11 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,760,000	1,760,000
Terrebonne Economic Development Auth. Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.51%, 3/3/11 (LOC: Community Bank and FHLB)	3,720,000	3,720,000
		5,480,000
MAINE — 0.5%
Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.42%, 3/1/11 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	1,160,000	1,160,000

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

MARYLAND — 3.8%
Baltimore Industrial Development Auth. Rev., (Baltimore Capital Acquisition), VRDN, 0.35%, 3/2/11 (LOC: Bayerische Landesbank)	$ 8,095,000	$ 8,095,000
Maryland Economic Development Corp. Rev., (Blind Industries & Services), VRDN, 0.52%, 3/1/11 (LOC: Bank of America N.A.)	1,215,000	1,215,000
		9,310,000
MASSACHUSETTS — 2.9%
Macon Trust Various States Rev., Series 2007-344, VRDN, 0.45%, 3/1/11 (LOC: Bank of America N.A.) (LIQ FAC: Bank of America N.A.)(1)	5,685,000	5,685,000
Massachusetts Industrial Finance Agency. Rev., (Abbott Box Co., Inc.), VRDN, 0.54%, 3/1/11 (LOC: Sovereign Bank F.S.B. and Bank of New York)	1,415,000	1,415,000
		7,100,000
MISSISSIPPI — 0.7%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.38%, 3/1/11 (LOC: Wells Fargo Bank N.A.)	1,715,000	1,715,000
MISSOURI — 2.3%
St. Louis County Industrial Development Educational Facilities Auth. Rev., (Gateway Academy), VRDN, 0.35%, 3/3/11 (LOC: Midland States Bank N.A. & FHLB)	5,650,000	5,650,000
NEW YORK — 1.3%
New York City Capital Resources Corp. Rev., Series 2008 B3, (Various Loan Enhanced Assistance), VRDN, 0.49%, 3/1/11 (LOC: Bank of America N.A.)	2,500,000	2,500,000
New York City Industrial Development Agency Civic Facility Rev., (Peninsula Hospital Center), VRDN, 0.74%, 3/3/11 (LOC: JPMorgan Chase Bank N.A.)	695,000	695,000
		3,195,000
NORTH CAROLINA — 2.7%
Buncombe County GO, Series 2002 B, VRDN, 0.35%, 3/3/11 (SBBPA: Wells Fargo Bank N.A.)	1,050,000	1,050,000
Iredell County Industrial Facilities & Pollution Control Financing Auth. Rev., (Valspar Corp.), VRDN, 0.42%, 3/3/11 (LOC: Wells Fargo Bank N.A.)(1)	1,100,000	1,100,000
North Carolina Capital Facilities Finance Agency Rev., (Montessori Children's Center), VRDN, 0.54%, 3/1/11 (LOC: Bank of America N.A.)	1,200,000	1,200,000
North Carolina Housing Finance Agency Rev., Series 2000 A, (Appalachian Student Housing Corp.), VRDN, 0.35%, 3/2/11 (LOC: Wells Fargo Bank N.A.)	950,000	950,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Carolina Village, Inc.), VRDN, 0.35%, 3/3/11 (LOC: First Citizens Bank and Trust Co. and Wells Fargo Bank N.A.)	1,400,000	1,400,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.35%, 3/3/11 (LOC: Wells Fargo Bank N.A.)(1)	1,010,000	1,010,000
		6,710,000
OHIO — 0.6%
Allen County Health Care Facilities Rev., (Mennonite Memorial Home), VRDN, 0.35%, 3/3/11 (LOC: Wells Fargo Bank N.A.)	1,440,000	1,440,000
OKLAHOMA — 1.3%
Guymon Utilities Auth. Rev., (Seaboard Corp.), VRDN, 0.36%, 3/2/11 (LOC: Bank of the West)(1)	3,300,000	3,300,000
PENNSYLVANIA — 4.7%
Berks County Municipal Auth. Rev., Series 2009 A5, (Reading Hospital & Medical Center), VRDN, 0.46%, 3/3/11	11,685,000	11,685,000
PUERTO RICO — 1.0%
Austin Trust Various States Rev., Series 2008-355, VRDN, 0.44%, 3/1/11 (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(1)	2,600,000	2,600,000

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)
Principal Amount	Value

TENNESSEE — 3.2%
Bradley County Industrial Development Board Rev., (Kroger Co.), VRDN, 0.33%, 3/1/11 (LOC: U.S. Bank N.A.)	$ 7,880,000	$ 7,880,000
TEXAS — 14.0%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.40%, 3/1/11	12,000,000	12,000,000
Crawford Education Facilities Corp. Rev., Series 2004 A, (University Parking System), VRDN, 0.48%, 3/3/11 (LOC: BNP Paribas)	9,800,000	9,800,000
Hale County Industrial Development Corp. Rev., (Struikmans), VRDN, 0.46%, 3/1/11 (LOC: Farm Credit Services of America and Bank of the West)	3,000,000	3,000,000
Muleshoe Economic Development Corp. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.41%, 3/3/11 (LOC: Wells Fargo Bank N.A.)	4,755,000	4,755,000
Texas Tax & Revenue Anticipation Notes Rev., 2.00%, 8/31/11	5,000,000	5,041,714
		34,596,714
WASHINGTON — 2.2%
Washington Economic Development Finance Auth. Rev., Series 2007 E, (Mesa Dairy LLC.), VRDN, 0.41%, 3/3/11 (LOC: Citizens Business Bank and Wells Fargo Bank N.A.)	3,780,000	3,780,000
Washington Finance Commission Nonprofit Housing Rev., (Nikkei Manor), VRDN, 0.55%, 3/1/11 (LOC: Bank of America N.A.)	1,750,000	1,750,000
		5,530,000
WISCONSIN — 0.9%
Milwaukee Redevelopment Auth. Rev., (La Causa, Inc.), VRDN, 0.55%, 3/1/11 (LOC: U.S. Bank N.A.)	2,175,000	2,175,000
TOTAL INVESTMENT SECURITIES — 99.4%		246,488,330
OTHER ASSETS AND LIABILITIES — 0.6%		1,530,914
TOTAL NET ASSETS — 100.0%		$248,019,244

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $29,085,000, which represented 11.7% of total net assets. None of these securities were considered illiquid.

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities were classified as Level 2. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$246,488,330

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUNICIPAL TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2011